Borrowings - Fair value of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Fair value of borrowings	$ 1,328,357	$ 1,423,983
Total fair value of borrowings	$ 1,328,357	$ 1,423,983